Intangible Assets, Net - Additional Information (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible assets other than goodwill	$ 25,299,822		$ 20,350,819
Expenses related to unsuccessful wells	$ 21,876,768	$ 17,105,924